Annual Total Returns[BarChart] - ProShares Short Basic Materials - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	3.62%	(13.81%)	(19.44%)	(6.26%)	9.11%	(20.09%)	(20.70%)	17.66%	(16.52%)